Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of depreciation rates for property, plant and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	10